Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions
NOTE 21.
RELATED PARTY TRANSACTIONS
Compensation of Key Management Personnel
The remuneration of key management personnel is as follows:

	2021	2020
Salaries and other benefits	$6,591	$10,031
Equity-settled share-based compensation	5,554	9,148
Cash-settled share-based compensation	18,741	419
	$30,886	$19,598
Key management personnel are comprised of the directors and executive officers of the Corporation. Certain executive officers have entered into employment agreements with Precision that provide termination benefits of up to 24 months base salary plus up to two times targeted incentive compensation upon dismissal without cause.